Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

2            Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.1         Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. These consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of convertible redeemable preferred shares (“Series A Preferred Shares”), convertible note, exchangeable note liabilities and derivative financial instrument, which were carried at fair value.

Since early 2020, there was an outbreak of a novel of coronavirus, later named COVID-19, in China, which has spread rapidly to many parts of the world. In response to the outbreak and to contain the spread of COVID-19, the Chinese government took a number of actions, which included extending the Chinese New Year holiday, quarantine measures, travel restrictions and other actions. The Group temporarily shut down its aesthetic treatment centers in February and March 2020. By the end of March 2020, the Group had resumed business operation of all of its aesthetic treatment centers. Although the Group is in compliance with the requirements of local governments and puts health and safety in top priority, if any of the Group's employees or visiting customers is, or is suspected to be, infected with COVID-19, or exposed to confirmed patients of COVID-19, such person and the close contacts will be subject to quarantine requirements. This might expose the Group's customers, employees and their families to health and safety risks, and might lead to shortage of qualified personnel, or even temporary suspension of operation of the relevant aesthetic treatment center.

The Group estimates its revenue for the first quarter of 2020 to decrease approximately by 50% as compared with the revenue of the first quarter of 2019. The Group is currently uncertain about the recovery of its business in the second quarter of 2020 but expects the market demand for aesthetic medical services may continue to be depressed. Although the current circumstances are dynamic and the impacts of COVID-19 on the Group’s business operations for the remaining period of 2020 are highly uncertain and cannot be reasonably estimated at this time, the Group anticipates COVID-19 will have a material adverse impact on its business, results of operations, financial condition and cash flows with potential continuing impact on the remainder periods in 2020.

The Group anticipates that a reduction in revenue will result in reduction in cash flow generated from operations. The Group evaluates its financial and cash flow positions from time to time and intends to mitigate liquidity risk by implementing operational measures such as costs cutting and drawing down of unutilized borrowing facilities.

Due to the aforementioned impact of COVID-19 and the RMB608,000 net current liabilities position of the Group as of 31 December 2019, the directors of the Company have prepared a cash flow forecast and considered the Group’s cash flows from future operations and available borrowing facilities to conclude that the Group has sufficient resources in the coming twelve months after the issuance date of this consolidated financial statements. Accordingly, the Group’s consolidated financial statements have been prepared on a going concern basis.

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

2.2          Changes in accounting policy and disclosures

2.2.1       New standards and amendments to standards adopted by the Group

The following new standards and amendments to standards are mandatory for accounting periods beginning on or after 1 January 2019. Except described below, the adoption of these new standards and amendments to standards does not have significant impact to the results and financial position of the Group:

IFRS 16	Leases
Amendments to IFRS 9	Prepayment Features with Negative Compensation
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
IFRS Standards 2015 – 2017 Cycle	Annual improvements
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
IFRIC – Int 23	Uncertainty over Income Tax Treatments

IFRS 16

IFRS 16 has resulted in almost all leases being recognised on the statement of financial position, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases.

The Group has adopted IFRS 16 from 1 January 2019 and has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognised in the opening consolidated balance sheet on 1 January 2019.

On adoption of IFRS 16, the Group recognised lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 “Leases”. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 January 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 6.67%.

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

·	applying a single discount rate to a portfolio of leases with reasonably similar characteristics;
·	relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as at 1 January 2019; and
·	accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases;

The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and Interpretation 4 Determining whether an Arrangement contains a Lease.

As at
1 January
2019
RMB’000

Operating lease commitments disclosed at 31 December 2018	201,286
Discounted using lessee's incremental borrowing rate as of 1 January 2019	133,695
Less: short-term leases recognised on a straight-line basis as expense	(588)
Less: low value leases recognised on a straight-line basis as expense	—
Lease liabilities recognised as at 1 January 2019	133,107
Analysed into:
Current lease liabilities	24,329
Non-current lease liabilities	108,778
133,107

The associated right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognised in the consolidated balance sheet.

The change in accounting policy affected the following items on the consolidated balance sheet on 1 January 2019:

a.	Lease liabilities increased by approximately RMB133,107,000
b.	Other receivables decreased by approximately RMB4,821,000
c.	Right-of-use assets increased by approximately RMB137,928,000

Right-of-use assets mainly represent hospitals and office premises leased by the Group.

2.2.2     New standards, amendments to standards and interpretations not yet adopted

The following are new standards, amendments to standards and interpretations which have been issued but are not effective and have not been early adopted. The Group plans to adopt these new standards, amendments to standards and interpretations when they become effective:

Effective for accounting
periods beginning on or after
IFRS 3	Definition of business	1 January 2020
Amendments to IAS 1 and IAS 8	Definition of material	1 January 2020
Conceptual Framework for Financial Reporting 2018	Revised Conceptual Framework for Financial Reporting	1 January 2020
IFRS 17	Insurance Contract	1 January 2022
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

The Group will adopt the above new or revised standards, amendments and interpretations to existing standards as and when they become effective. Management is in the process of assessing the impact of these standards, amendments and interpretations to existing IFRS. None of these is expected to have a significant effect on the consolidated financial statements of the Group.

2.3          Subsidiaries

Consolidation

A subsidiary is an entity (including a structured entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

(a)	Business combinations

As at
1 January
2019
RMB’000

Operating lease commitments disclosed at 31 December 2018	201,286
Discounted using lessee's incremental borrowing rate as of 1 January 2019	133,695
Less: short-term leases recognised on a straight-line basis as expense	(588)
Less: low value leases recognised on a straight-line basis as expense	—
Lease liabilities recognised as at 1 January 2019	133,107
Analysed into:
Current lease liabilities	24,329
Non-current lease liabilities	108,778
133,107

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognises any non‑controlling interest in the acquiree on an acquisition‑by‑ acquisition basis. Non‑controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognised amounts of the acquiree’s identifiable net assets. All other components of non‑controlling interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.

Acquisition‑related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re‑measured to fair value at the acquisition date; any gains or losses arising from such re‑measurement are recognised in consolidated statement of comprehensive income.

Any contingent consideration to be transferred by the Group is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognised in accordance with IFRS 9 in consolidated statement of comprehensive income. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred, the amount of any non‑controlling interest in the acquiree and the acquisition‑date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non‑controlling interest recognised and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognised directly in the statement of comprehensive income.

Intra‑group transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

(b)	Changes in ownership interests in subsidiaries without change of control

Transactions with non‑controlling interests that do not result in a loss of control are accounted for as equity transactions - that is, as transactions with the owners of the subsidiary in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying amount of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non‑controlling interests are also recorded in equity.

(c)	Disposal of subsidiaries

When the Group ceases to have control, any retained interest in the entity is re‑measured to its fair value at the date when control is lost, with the change in carrying amount recognised in consolidated statement of comprehensive income. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. It means the amounts previously recognised in other comprehensive income are reclassified to consolidated statement of comprehensive income or transferred to another category of equity as specified/permitted by applicable IFRSs.

(d)	Contractual arrangements with respect to equity interests in certain PRC subsidiaries

Since the Industry Catalog for Guiding Foreign Investment (Revision 2015) became effective in April 2015, PRC law only allows foreign investment in PRC medical institutions through joint venture entities, and the foreign shareholding in these entities is limited to 70.0%. The Company historically held more than 70.0% equity interest in certain of its PRC subsidiaries that are medical institutions which the Company acquired or established after the effective date of the Industry Catalog for Guiding Foreign Investment (Revision 2015). The Company had decreased its shareholding to 70.0% in such PRC subsidiaries by transferring excessive equity interests to Dr. Zhou Pengwu and certain employees of the Group in 2018. In connection with such equity transfer and Dr. Zhou Pengwu’s shareholding in Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd., Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. which he acquired from other shareholders in 2018 and 2019, the Company entered into a series of contractual arrangements (“Contractual Arrangements”) with Dr. Zhou Pengwu, Yantai Pengai Jiayan Aesthetic Medical Hospital Co., Ltd., Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd., Chongqing Pengai Aesthetic Medical Hospital Co., Ltd., Changsha Pengai Aesthetic Medical Hospital Co., Ltd., Shanghai Pengai Aesthetic Medical Clinic Co., Ltd., Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd ., Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. and Jinan Pengai Medical Aesthetic Clinic Co., Ltd. (collectively “Relevant Subsidiaries”) and Ms. Ding Wenting in 2018 and 2019 with respect to the 24.0%,  30.0%,  30.0%,  19.0%,  10.0%,  22.0%,    26.0% and 25% equity interests in the respective aforementioned Relevant Subsidiaries (“Target Equity Interests”). These Contractual Arrangements enable the Company to (i) exercise control over the Target Equity Interests in the Relevant Subsidiaries; (ii) receive economic benefits from the Target Equity Interests in Relevant Subsidiaries; and (iii) have an exclusive option to purchase all or part of the Target Equity Interests when and to the extent permitted by PRC laws.

The principal terms of the Contractual Arrangements are described below:

(i). Loan agreement

Shenzhen Pengai Investment, as the lender, entered into certain loan agreements with Dr. Zhou Pengwu, as the borrower. Pursuant to each of these loan agreements, Shenzhen Pengai Investment agrees to extend a loan to Dr. Zhou Pengwu in an equivalent amount to the purchase price to be paid by Dr. Zhou Pengwu for acquiring the Target Equity Interests. Pursuant to each of these loan agreements, Dr. Zhou Pengwu shall repay the loan by transferring the current and future economic interest of the Target Equity Interests to Shenzhen Pengai Investment.

(ii). Economic interest transfer agreement

Dr. Zhou Pengwu, Shenzhen Pengai Investment and each of the Relevant Subsidiaries entered into certain economic interest transfer agreements. Pursuant to each of these economic interest transfer agreements, the economic interest in relation to the Target Equity Interests currently held and subsequently acquired by Dr. Zhou Pengwu, including but not limited to (i) incomes arising from the disposal of the Target Equity Interests (including derivative equity interest of the Target Equity Interests) under any circumstance; (ii) dividends and bonus obtained on the basis of the Target Equity Interests (including derivative equity interest of the Target Equity Interests) under any circumstance; (iii) residual assets and other economic profits allocated after the liquidation of the Relevant Subsidiaries, and (iv) any other cash income, property and economic benefit arising from the Target Equity Interests (including derivative equity interest of the Target Equity Interests), shall be transferred to Shenzhen Pengai Investment. Upon the execution of each economic interest transfer agreement, the repayment obligation of Dr. Zhou Pengwu under each loan agreement is deemed fully discharged.

(iii). Exclusive option agreement

Dr. Zhou Pengwu, Shenzhen Pengai Investment and each of the Relevant Subsidiaries entered into certain exclusive option agreements. Pursuant to these exclusive option agreements, Dr. Zhou Pengwu irrevocably granted Shenzhen Pengai Investment an exclusive right to purchase, or have its designated person(s) to purchase, at its discretion, all or part of his equity interest in the Relevant Subsidiaries, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of Dr. Zhou Pengwu and the Relevant Subsidiaries undertakes that, among others, without the prior written consent of Shenzhen Pengai Investment, he or it shall or shall cause the Relevant Subsidiaries not to declare any dividends or distribute any residual profits, change or amend its articles of association, increase or decrease its registered capital, or change its structure of registered capital in other manners. In the event that Dr. Zhou Pengwu increases its capital injection into the Relevant Subsidiaries, Dr. Zhou Pengwu undertakes and confirms that any additional equity so acquired shall be subject to the purchase option. Unless terminated by Shenzhen Pengai Investment at its sole discretion, the exclusive option agreement will remain effective until all equity interest in the Relevant Subsidiaries held by Dr. Zhou Pengwu are transferred or assigned to Shenzhen Pengai Investment or its designated person(s).

(iv). Power of attorney

Pursuant to relevant power of attorney executed by Dr. Zhou Pengwu, he has irrevocably authorized Shenzhen Pengai Investment or its designated person(s) to exercise all of such shareholder’s voting and other rights associated with the Target Equity Interests in each of the Relevant Subsidiaries, including but not limited to, the right to attend shareholder meetings, the right to vote, the right to sell, transfer, pledge or dispose of the Target Equity Interests and the right to appoint legal representatives, directors and other management. The proxy agreement remains effective as long as Dr. Zhou Pengwu remains a shareholder of the Relevant Subsidiaries, unless Shenzhen Pengai Investment has given contrary written instructions.

(v). Equity interest pledge agreement

Dr. Zhou Pengwu as pledgor, Shenzhen Pengai Investment as pledgee, and each of the Relevant Subsidiaries entered into certain equity interest pledge agreements. Pursuant to these equity interest pledge agreements, Dr. Zhou Pengwu has pledged all of the Target Equity Interests in Relevant Subsidiaries and agreed to pledge all future equity interest in the Relevant Subsidiaries acquired by him to Shenzhen Pengai Investment to guarantee the performance by Dr. Zhou Pengwu and the Relevant Subsidiaries of their respective obligations under the loan agreement, the economic interest transfer agreement, the exclusive option agreement and the power of attorney. If the Relevant Subsidiaries or Dr. Zhou Pengwu breach any obligations under these agreements, Shenzhen Pengai Investment, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Dr. Zhou Pengwu shall not permit the existence of any security interest or other encumbrance on the pledged equity interest or any portion thereof, without the prior written consent of Shenzhen Pengai Investment and the Relevant Subsidiaries shall not assent to or assist in such actions. These equity interest pledge agreements will remain effective until Dr. Zhou Pengwu discharge all the obligations under the loan agreement, the economic interest transfer agreement, the exclusive option agreement and the power of attorney and the full payment of all direct, indirect and derivative losses and losses of anticipated profits, suffered by the pledgee, incurred as a result of any breach by Dr. Zhou Pengwu or the Relevant Subsidiaries under these agreements or invalidity, revocation and termination of any of these agreements.

(vi). Spousal consent letter

Pursuant to relevant spousal consent letters executed by Ms. Ding Wenting, she unconditionally and irrevocably agreed that the equity interest in each of the Relevant Subsidiaries held or to be held by Dr. Zhou Pengwu and registered or to be registered in his name will be disposed of pursuant to the loan agreement, the economic interest transfer agreement, the exclusive option agreement and the power of attorney. Ms. Ding Wenting agreed not to assert any rights over the equity interest in the Relevant Subsidiaries held or to be held by Dr. Zhou Pengwu. In addition, in the event  that Ms. Ding Wenting obtains any equity interest in each of the Relevant Subsidiaries for any reason, she agreed to be bound by the Contractual Arrangements.

Risks in relation to the Contractual Arrangements

In the opinion of the Company’s management, the Contractual Arrangements are in compliance with the current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements.

In January 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises (“FIE”) Law, that appears to include contractual arrangements within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Company’s contractual arrangements, and as a result, the Relevant Subsidiaries could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken. If the restrictions and prohibitions on FIEs included in the Draft FIE Law are enacted and enforced in their current form, the Company’s ability to use the contractual arrangements and the Company’s ability to conduct business through the contractual arrangements could be severely limited.

The Company’s ability to control the Target Equity Interests in the Relevant Subsidiaries also depends on the power of attorney exercised by Shenzhen Pengai Investment to vote on all matters requiring shareholders’ approvals in the Relevant Subsidiaries. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Company’s corporate structure or the contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

·	revoke the Contractual Arrangements;
·	impose fines, confiscating the income from the Relevant Subsidiaries, or imposing other requirements with which the Company may not be able to comply;
·	discontinue or restrict the Company’s operations in the PRC;
·	impose conditions or requirements with which the Company may not be able to comply; or
·	take other regulatory or enforcement actions that could be harmful to the Company’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the Relevant Subsidiaries or the right to receive their economic benefits, the Company may no longer be able to consolidate the financial statements of the Relevant Subsidiaries. In the opinion of management, the likelihood of losing the benefits in respect of the Company’s current ownership structure or the contractual arrangements is remote.

2.4          Associates

An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognised at cost, and the carrying amount is increased or decreased to recognise the investor’s share of the comprehensive income of the investee after the date of acquisition. The Group’s investments in associates include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post‑acquisition profit or loss is recognised in the statement of comprehensive income, and its share of post‑acquisition movements in other comprehensive income is recognised in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognise further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognises the amount adjacent to ‘share of profit of investments accounted for using equity method’ in the consolidated statement of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between the Group and its associate are recognised in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealised losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

Gain or losses on dilution of equity interest in associates are recognised in the consolidated statement of comprehensive income.

2.5          Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision‑maker, which is the Board of Directors. In the respective periods presented, the Company had one single operating and reportable segment, namely the provision of non‑ surgical aesthetic medical services, surgical aesthetic medical services, other aesthetic medical services and general healthcare services. As the Company’s long‑lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.

2.6         Foreign currency translation

(a)	Functional and presentation currency

Items included in the consolidated financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in RMB, which is the Company’s functional and the Group’s presentation currency.

(b)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re‑ measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year‑end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in consolidated statement of comprehensive income.

Exchange differences on Series A Preferred Shares, convertible note and exchangeable note liabilities were recorded in “fair value gain/(loss) of convertible redeemable preferred shares”, “fair value loss of convertible note” and “fair value loss of exchangeable note liabilities”, respectively.

(c)	Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper‑inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each balance sheet presented are translated at the closing rate at the reporting date;
(ii)

income and expenses for each statement of comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(iii)	all resulting exchange differences are recognised in other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Currency translation differences arising are recognised in other comprehensive income.

2.7         Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. All other repairs and maintenance are charged to the consolidated statement of comprehensive income during the financial period in which they are incurred.

Depreciation of property, plant and equipment is calculated using the straight‑line method to allocate cost of each asset to their residual values over their estimated useful lives, as follows:

- Leasehold improvements	Shorter of remaining lease term and the estimated useful lives of the assets
- Right of use assets	Shorter of the asset’s useful life and the lease term on a straight-line basis
- Machinery and equipment	10 years
- Office equipment, furniture, fixture and motor vehicles	5 - 10 years
- Buildings	20 - 50 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognised within “general and administrative expenses” in the consolidated statement of comprehensive income.

Gains and losses on lease modification relating to the full termination of the leases are recognised within "general and administrative expenses" in the consolidated statement of comprehensive income.

2.8          Investment properties

Properties that are held for long‑term rental yields or for capital appreciation or both, and that are not occupied by the companies in the Group, are classified as investment properties in the consolidated financial statements. Investment properties are carried at historical costs, including related transaction costs, less depreciation and impairment. Depreciation of the investment properties are calculated using the straight‑line method to allocate cost over their estimated lives of 20 to 25 years.

Subsequent expenditure is included to the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance costs are expensed in consolidated statement of comprehensive income during the financial periods in which they are incurred.

2.9          Intangible assets

(a)	Goodwill

Goodwill arises on the acquisition of subsidiaries represents the excess of the consideration transferred, the amount of any non‑controlling interest in the acquire and the acquisition‑ date fair value of any previous equity interest in the acquiree over the fair value of the identified net assets acquired.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash‑generating units (“CGUs”), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of the CGU containing the goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs of disposal. Any impairment is recognised immediately as an expense and is not subsequently reversed.

(b)	Computer software

Acquired computer software licenses are capitalised on the basis of the costs incurred to acquire and bring the specific software into usage. These costs are amortised using the straight‑line method over their estimated useful lives of 5 years. Cost associated with maintaining computer software programmes are recognised as an expense as incurred.

(c)	Medical licenses and tradenames

Medical licenses and tradenames acquired through business combinations are initially recognised at fair value. Medical licences are amortised on a straight‑line basis over respective license periods (ranged from 2 to 16 years). Tradenames are amortised on a straight‑line basis over respective useful lives of 19 to 20 years.

2.10       Impairment of non‑financial asset

Intangible assets that have an indefinite useful life or intangible assets not ready to use are not subject to amortisation and are tested annually for impairment. Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For purposes of periodic impairment assessment performed at each reporting date, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash‑generating units). Non‑financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at each reporting date.

2.11       Financial assets

2.11.1    Classification

The Group classifies its financial assets in the following measurement categories:

(i)	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
(ii)	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

For assets measured at fair value, gain and loss will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held. For investments in equity instruments, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

2.11.2    Recognition and measurement

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are two measurement categories into which the Group classifies its debt instruments:

·

Amortised cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. A gain or loss on a debt investment that is subsequently measured at amortised cost and is not part of a hedging relationship is recognised in the consolidated statement of profit or loss when the asset is derecognised or impaired. Interest income from these financial assets is included in finance income using the effective interest rate method.

·

Fair value through profit or loss: Assets that do not meet the criteria for amortised cost or financial assets at fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognised in profit or loss and presented net in ‘other gains, net’ in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established.

Changes in the fair value of financial asset at fair value through profit or loss are recognised in other (losses)/gains, net in the consolidated statement of comprehensive income as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at fair value through other comprehensive income are not reported separately from other changes in fair value.

2.11.3    Derecognition

Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

2.11.4     Accounting policies applied until 31 December 2017

The Group has applied IFRS 9 retrospectively, but has elected not to restate comparative information. As a result, the comparative information provided continues to be accounted for in accordance with the Group’s previous accounting policy.

(a)	Classification

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period. These are classified as non-current assets. The Group’s loans and receivables comprise ‘‘trade and other receivables’’, ‘‘deposits’’, ‘‘amounts due from related parties’’, ‘‘pledged bank deposits’’ and ‘‘cash and cash equivalents’’ in the consolidated balance sheets.

(b)	Recognition and measurement

Loans and receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment, if any. A provision for impairment of loans and receivables is established when there is objective evidence that the Group will not be able to collect all amounts due according to the original terms of receivables.

(c)	Impairment of financial assets

Assets carried at amortised cost

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘‘loss event’’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Evidence of impairment may include indicators that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganisation, and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

For loans and receivables category, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognised in the consolidated statement of comprehensive income. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an investment’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognised (such as an improvement in the debtor’s credit rating), the reversal of the previously recognised impairment loss is recognised in the consolidated statement of comprehensive income.

2.12       Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statements of financial position when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

2.13        Impairment of financial assets

The Group has the following types of financial assets subject to IFRS 9’s expected credit loss model:

·	Trade receivables
·	Other receivables
·	Cash and cash equivalents

The Group assesses on a forward looking basis the expected credit losses associated with its assets carried at amortised cost.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

Impairment on other receivables is measured as either 12‑month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since initial recognition, then impairment is measured as lifetime expected credit losses.

To manage risk arising from pledged deposits and cash and cash equivalents, the Group only transacts with state‑owned or reputable financial institutions. There has been no recent history of default in relation to these financial institutions.

2.14       Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method. Net realisable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

2.15       Cash and cash equivalents

In the consolidated statement of cash flows, cash and cash equivalents includes cash in hand and deposits held at call with banks.

2.16        Assets (or disposal groups) held‑for‑sale

Assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. The assets (except for certain assets as explained below), (or disposal groups), are stated at the lower of carrying amount and fair value less costs to sell. Deferred tax assets, assets arising from employee benefits, financial assets (other than investments in subsidiaries and associates) and investment properties, which are classified as held for sale, would continue to be measured in accordance with the policies set out elsewhere in Note 2.

2.17        Share capital

Ordinary shares are classified as equity. Mandatorily redeemable preference shares are classified as liabilities.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

2.18       Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non‑current liabilities.

Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

2.19       Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortised cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognised in consolidated statement of comprehensive income over the periods of the borrowings using the effective interest method.

Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw‑down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a pre‑payment for liquidity services and amortised over the periods of the facility to which it relates.

Preference shares, if mandatorily redeemable at a specific date or redeemable at the option of the holder, are classified as liabilities. The dividends on these preference shares are recognised in the consolidated statement of comprehensive income as interest expense.

Borrowings are removed from the consolidated balance sheets when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non‑cash assets transferred or liabilities assumed, is recognised in consolidated statement of comprehensive income as other income or finance costs.

Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognised in consolidated statement of comprehensive income, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

2.20       Current and deferred income tax

The income tax expense for the year comprises current and deferred tax. Tax is recognised in the consolidated statement of comprehensive income, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity.

(a)          Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)          Deferred income tax

Inside basis differences

Deferred income tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Outside basis differences

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference of associates. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable futures, deferred tax liability in relation to taxable temporary difference arising from the associate’s undistributed profits is not recognised.

Deferred income tax assets are recognised on deductible temporary differences arising from investments in subsidiaries and associates only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilised.

(c)         Offsetting

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

2.21       Employee benefits

(a) Pension obligations

The group companies incorporated in the PRC contribute based on certain percentage of the salaries of the employees to a defined contribution retirement benefit plan organised by relevant government authorities in the PRC on a monthly basis. The government authorities undertake to assume the retirement benefit obligations payable to all existing and future retired employees under these plans and the Group has no further obligation for post‑retirement benefits beyond the contributions made. Contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separate from those of the Group.

(b) Profit‑sharing and bonus plans

The Group recognises a liability and an expense for bonuses, based on performance and takes into consideration the profit attributable to the Group’s shareholders after certain adjustments. The Group recognises a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

2.22       Provisions

Provisions are recognised when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre‑tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognised as interest expense.

2.23       Revenue recognition

Revenue is recognised when or as the control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Depending on the terms of the contract and the applicable laws, services may be provided over time or at a point in time.

When control of goods or services is transferred over time, revenue is recognised over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognised at a point in time when the customer obtains control of the goods or services.

The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

·	direct measurements of the value transferred by the Group to the customer; or
·	the Group’s efforts or inputs to the satisfaction of the performance obligation.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

A contract liability is recognised when the Group has the obligation to transfer services to the customers for which the consideration received (or an amount of considerations is due) exceed the measure of the remaining unsatisfied performance obligations.

The Group recognises the costs of obtaining and fulfilling a contract with a customers within the contract assets if the Group expects to recover those costs.

The following is a description of the accounting policy for the principal revenue streams of the Group:

(i)	Non‑surgical aesthetic medical services, surgical aesthetic medical services and other aesthetic medical services

The period of these services rendered is usually within a day, except for certain large‑scale surgical aesthetic medical services in which customers receive inpatient treatment. The period of inpatient stays usually does not exceed more than a week.

The Group has certain laser treatment package in which customers pay in advance. Payments for services not yet rendered are deferred and recorded as contract liabilities in the consolidated balance sheets.

Revenue is recognised at a point in time when the respective services are rendered.

(ii)	General healthcare services

Revenues are recognised upon the provision of the relevant services for which the service period is usually within a day.

Revenue is recognised at a point in time when the respective services are rendered.

Management reviews utilisation pattern of contract liabilities and treatment progress of individual customers on a regular basis to consider full recognition of the corresponding contract liabilities in the consolidated statement of comprehensive income.

2.24       Interest income

Interest income is recognised using the effective interest method.

2.25       Leases

The Group leases certain properties. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants.

Leases are recognised as a right-of-use asset and a corresponding liability at the date on which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

·	fixed payments (including in-substance fixed payments), less any lease incentives receivable; and
·	payments of penalties for terminating the lease, if the lease reflects the lessee exercising that option

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the entity’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

·	the amount of the initial measurement of lease liability;
·	any lease payments made at or before the commencement date less any lease incentives received; and
·	any initial direct costs

The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term or less than 12 months.

2.26       Compound financial instruments

Compound financial instruments of the Group comprise Series A Preferred Shares, convertible note and exchangeable note liabilities.

(a)          Series A Preferred Shares

Series A Preferred Shares are redeemable upon occurrence of certain future events and at the option of the holders. This instrument can be converted into ordinary shares of the Company at any time at the option of the holders or automatically converted into ordinary shares upon occurrence of an initial public offering of the Company or agreed by majority of the holders as set out in Note 25.

The Group designated the Series A Preferred Shares as financial liabilities at fair value through profit or loss, except that the dividends rights portion is designated as an equity component. Financial liabilities are initially recognised at fair value. Any directly attributable transaction costs are recognised as finance costs in the consolidated statement of comprehensive income.

Subsequent to initial recognition, the financial liabilities portion of the Series A Preferred Shares are carried at fair value with changes in fair value recognised in consolidated statement of comprehensive income.

The Series A Preferred Shares are classified as non‑current liabilities unless the Group has an obligation to settle the liability within 12 months after the end of the reporting period.

(b)          Convertible note

Convertible note is redeemable upon occurrence of certain future events and at the option of the Company. This instrument can be converted into Series B convertible redeemable preferred shares (“Series B Preferred Shares”) of the Company upon occurrence of certain future events as set out in Note 26.

The Group designated the convertible note as financial liabilities at fair value through profit or loss. Convertible note is initially recognised at fair value. Any directly attributable transaction costs are recognised as finance costs in the consolidated statement of comprehensive income.

Subsequent to initial recognition, the convertible note is carried at fair value with changes in fair value recognised in consolidated statement of comprehensive income.

The convertible note is classified as non‑current liabilities unless the Group has an obligation to settle the liability within 12 months after the end of the reporting period.

(c)           Exchangeable note liabilities

Exchangeable notes issued by immediate holding companies can be exchanged into Series B Preferred Shares of the Company at any time at the option of the holder as set out in Note 28.

The Group designated the exchangeable note liabilities as financial liabilities at fair value through profit or loss. Exchangeable note liabilities are initially recognised at fair value as the Company assumes liabilities without an exchange of any consideration.

Subsequent to initial recognition, the exchangeable note liabilities are carried at fair value with changes in fair value recognised in consolidated statement of comprehensive income.

The exchangeable note liabilities are classified as non‑current liabilities unless the Group has an obligation to settle the liabilities within 12 months after the end of the reporting period.

2.27       Dividend distribution

Dividend distribution to the Company’s shareholders is recognised as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Company’s Board of Directors.